UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: February 28

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

The Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund did not vote any proxies during the period May 26, 2010 (inception date) through June 30, 2010.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)  /s/ Joseph C. Neuberger
                                                  Joseph C. Neuberger
                                                  President, Trust for Professional Managers

Date  August 10, 2010